Geographic and Major Customer Information	12 Months Ended
Dec. 31, 2012
Geographic and Major Customer Information

Note 20. Geographic and Major Customer Information

The Company operates in one reportable segment. Revenues are attributed to countries based on the location of the Company’s channel partners as well as direct customers of the Company.

The following table represents revenue attributed to countries based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
United States	$127,966	$147,521	$179,893
United Kingdom	33,915	44,831	56,012
Other foreign countries(1)	55,337	80,040	120,061

	$217,218	$272,392	$355,966

(1)	No individual country represented more than 10% of the respective totals.

The following table represents revenue attributed to regions based on the location of the customer:

	Year Ended December 31,
	2010	2011	2012
Revenue:
Americas	$138,988	$163,464	$202,373
EMEA	67,981	94,976	134,133
Asia Pacific	10,249	13,952	19,460

	$217,218	$272,392	$355,966

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2011	2012
Long-lived assets:
Czech Republic	$7,385	$10,980
United States	2,874	2,344
Other foreign countries(1)	2,177	1,270

	$12,436	$14,594

(1)	No individual country represented more than 10% of the respective totals.

The table below lists the Company’s property and equipment, net of accumulated depreciation, by region.

	December 31,
	2011	2012
Long-lived assets:
Americas	$2,874	$2,344
EMEA	9,462	12,087
Asia Pacific	100	163

	$12,436	$14,594

Significant customers

Revenues in financial years 2010, 2011 and 2012 included revenues derived from significant business partners as follows (in percentages of total revenue):

	December 31,
	2010	2011	2012
Business partner:
Yahoo!	22%	6%	—
Google	—	28%	44%